SCHEDULE OF PREVIOUSLY REPORTED CONSOLIDATED BALANCE SHEET (Details)	Dec. 31, 2025 USD ($)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued and other liabilities	$ 701,844
Accumulated deficit	(27,338,110)
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued and other liabilities	592,822
Accumulated deficit	(27,229,088)
Revision of Prior Period, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued and other liabilities	109,022
Accumulated deficit	$ (109,022)